Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We do not currently grant stock options or stock appreciation rights, or similar option-like instruments. Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information and in fiscal year 2025, no stock options, stock appreciation rights or similar option-like instruments were granted within four business days prior to, or one business day following, the filing or furnishing of a periodic or current report with the SEC. In the event we determine to grant new awards of such options, the board and the Committee will evaluate the appropriate steps to take in relation to the foregoing. While we do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material, nonpublic information, the Committee and the board do not seek to time equity grants based on information about the Company that has not been publicly disclosed. In addition, the Company will not purposely accelerate or delay the public release of material information in consideration of a pending equity award in order to allow the grantee to benefit from a more favorable stock price. It has been our recent practice to grant most of our equity awards in the form of RSUs.

Award Timing Method	We do not currently grant stock options or stock appreciation rights, or similar option-like instruments. Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information and in fiscal year 2025, no stock options, stock appreciation rights or similar option-like instruments were granted within four business days prior to, or one business day following, the filing or furnishing of a periodic or current report with the SEC. In the event we determine to grant new awards of such options, the board and the Committee will evaluate the appropriate steps to take in relation to the foregoing.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	While we do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material, nonpublic information, the Committee and the board do not seek to time equity grants based on information about the Company that has not been publicly disclosed. In addition, the Company will not purposely accelerate or delay the public release of material information in consideration of a pending equity award in order to allow the grantee to benefit from a more favorable stock price.